New IFRS and IFRIC Not Yet Effective	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
New IFRS and IFRIC Not Yet Effective

4.	NEW IFRS AND IFRIC NOT YET EFFECTIVE
Standards and interpretations that will be effective after the reporting date are as follows:
The following amended standards and interpretations had no significant impact on the Group’s financial position and results of operations.

a)	New standards, amendments and interpretations effective EU-endorsed as of 1 January 2021

Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	1 Jan 2021
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)	1 Apr 2021
The following amended standards and interpretations are not expected to have a significant impact on the future Group’s financial position and results of operations.

b)	New standards, amendments and interpretations effective EU-endorsed as of 1 January 2022

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)	1 Jan 2022
Annual Improvements to IFRS Standards 2018-2020	1 Jan 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)	1 Jan 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)	1 Jan 2022

c)	New standards, amendments and interpretations effective as of 1 January 2023

Classification of liabilities as current or non-current (Amendments to IAS 1)	1 Jan 2023	(*)
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	1 Jan 2023	(*)
Definition of Accounting Estimates (Amendments to IAS 8)	1 Jan 2023	(*)
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	1 Jan 2023	(*)

(*)	Not yet endorsed by the EU.